Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets/(liabilities):
State taxes	$ 560	$ (199,861)
Capitalized research and development costs	51,118	298,621
Accrual to cash adjustment		638,754
Other	250,284	34,588
Net operating loss	4,057,846	1,867,086
Gross deferred tax assets	4,359,808	2,639,188
Valuation allowance	(4,359,808)	(2,639,188)
Total deferred tax assets	$ 0	$ 0